Long Term Debt - Project Level Secured Term Loans - Foreign Currency Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) Installment MW	Mar. 31, 2019 USD ($) MW	Mar. 31, 2018 INR (₨)
Debt Instrument [Line Items]
Borrowings	₨ 68,947,398	$ 996,926	₨ 53,108,823
Restricted cash	₨ 3,448,150	$ 49,857	₨ 2,736,495
Secured Foreign Currency Loan Three [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	5	5
Borrowings	₨ 683,924	$ 9,889
Debt instrument interest rate	4.40%	4.40%
Number of repayment installments | Installment	66
Repayment of loan, commenced date	Jul. 15, 2012
Collateral net carrying value	₨ 560,024	$ 8,098
Debt service coverage threshold ratio	1.3
Percentage of distributable cash pre payable	50.00%
Secured Foreign Currency Loan Four [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	35	35
Borrowings	₨ 3,040,316	$ 43,961
Debt instrument interest rate	4.07%	4.07%
Number of repayment installments | Installment	36
Repayment of loan, commenced date	Aug. 20, 2013
Collateral net carrying value	₨ 2,655,115	$ 38,391
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings	₨ 47,378	685
Debt instrument interest rate			4.42%
Number of repayment installments | Installment	54
Collateral net carrying value	₨ 53,995	$ 781
Unsecured Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	2.25%	2.25%
Bridge Loan [Member]
Debt Instrument [Line Items]
Capacity of solar power project | MW	260	260
Borrowings | ₨	₨ 4,674,908
Collateral net carrying value	₨ 4,835,593	$ 69,919
Percentage of equity shares	100.00%
Bridge Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	1.50%	1.50%
Secured Foreign Currency Loan Five [Member]
Debt Instrument [Line Items]
Borrowings | ₨	₨ 367,991
Secured Foreign Currency Loan Six [Member]
Debt Instrument [Line Items]
Borrowings | ₨	₨ 183,996
Secured Foreign Currency Loan Five and Six [Member]
Debt Instrument [Line Items]
Repayment of loan, commenced date	Oct. 15, 2024
Collateral net carrying value	₨ 539,165	$ 7,796
Secured Foreign Currency Loan Five and Six [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	2.75%	2.75%
Secured Foreign Currency Loan [Member]
Debt Instrument [Line Items]
Restricted cash	₨ 304,299	$ 4,400	₨ 268,464